Management Risks - Summary of Breakdown of Loans Operations and Lease Operations Portfolio Loans Overdue Not Impaired (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	R$ 493,367	R$ 490,366
Corporate loans [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	107,617	121,754
Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	59,453	58,935
Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	136,144	126,530
Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	190,153	183,147
Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	14,083	15,434
Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	66,650	59,022
Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	25,193	25,813
Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	44,419	44,636
Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	39,808	38,242
Loans overdue not impaired [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	23,822	19,445
Loans overdue not impaired [Member] | Corporate loans [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	699	920
Loans overdue not impaired [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,908	3,060
Loans overdue not impaired [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	6,553	5,307
Loans overdue not impaired [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	13,662	10,158
Loans overdue not impaired [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	1,947	2,007
Loans overdue not impaired [Member] | Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	1,688	1,825
Loans overdue not impaired [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,976	3,257
Loans overdue not impaired [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	999	768
Loans overdue not impaired [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	6,052	2,301
Loans overdue not impaired [Member] | 31-60 days [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	4,245	4,559
Loans overdue not impaired [Member] | 31-60 days [Member] | Corporate loans [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	17	72
Loans overdue not impaired [Member] | 31-60 days [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	609	816
Loans overdue not impaired [Member] | 31-60 days [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	1,076	899
Loans overdue not impaired [Member] | 31-60 days [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,543	2,772
Loans overdue not impaired [Member] | 31-60 days [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	359	448
Loans overdue not impaired [Member] | 31-60 days [Member] | Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	383	442
Loans overdue not impaired [Member] | 31-60 days [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	836	993
Loans overdue not impaired [Member] | 31-60 days [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	174	168
Loans overdue not impaired [Member] | 31-60 days [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	791	721
Loans overdue not impaired [Member] | 61-90 days [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,213	2,227
Loans overdue not impaired [Member] | 61-90 days [Member] | Corporate loans [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	33	58
Loans overdue not impaired [Member] | 61-90 days [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	210	316
Loans overdue not impaired [Member] | 61-90 days [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	504	443
Loans overdue not impaired [Member] | 61-90 days [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	1,466	1,410
Loans overdue not impaired [Member] | 61-90 days [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	138	177
Loans overdue not impaired [Member] | 61-90 days [Member] | Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	454	446
Loans overdue not impaired [Member] | 61-90 days [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	410	414
Loans overdue not impaired [Member] | 61-90 days [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	151	161
Loans overdue not impaired [Member] | 61-90 days [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	313	212
0-30 days [Member] | Loans overdue not impaired [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	17,364	12,659
0-30 days [Member] | Loans overdue not impaired [Member] | Corporate loans [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	649	790
0-30 days [Member] | Loans overdue not impaired [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,089	1,928
0-30 days [Member] | Loans overdue not impaired [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	4,973	3,965
0-30 days [Member] | Loans overdue not impaired [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	9,653	5,976
0-30 days [Member] | Loans overdue not impaired [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	1,450	1,382
0-30 days [Member] | Loans overdue not impaired [Member] | Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	851	937
0-30 days [Member] | Loans overdue not impaired [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	1,730	1,850
0-30 days [Member] | Loans overdue not impaired [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	674	439
0-30 days [Member] | Loans overdue not impaired [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	R$ 4,948	R$ 1,368